schedule of equity method investment and ownership percentage (Details)	Dec. 31, 2020 EUR (€)
Schedule of Equity Method Investments [Line Items]
Total	€ 37,056
Ownership percentage	100.00%
Quota A [Member]
Schedule of Equity Method Investments [Line Items]
Total	€ 10,458
Ownership percentage	28.00%
Quota B [Member]
Schedule of Equity Method Investments [Line Items]
Total	€ 6,886
Ownership percentage	19.00%
Quota C [Member]
Schedule of Equity Method Investments [Line Items]
Total	€ 8,645
Ownership percentage	23.00%
Quota D [Member]
Schedule of Equity Method Investments [Line Items]
Total	€ 4,034
Ownership percentage	11.00%
Quota E [Member]
Schedule of Equity Method Investments [Line Items]
Total	€ 7,033
Ownership percentage	19.00%